Notes Payable	12 Months Ended
Mar. 31, 2023
Notes Payable [Abstract]
NOTES PAYABLE

Note 15 – NOTES PAYABLE

The Company has credit facilities with Hangzhou United Bank (“HUB”), Bank of Hangzhou (“BOH”), and China Merchant Bank (“CMB”) that provided working capital in the form of the following bank acceptance notes. Usually, the Company applies to issue a note, which is guaranteed by the bank, to its supplier to pay off its debt in a future date. Before the payment date, the bank will ask the Company to inject cash into the bank. On the payment date, the bank will pay the amount to whoever legally holds the note. As of at March 31, 2023 and March 31, 2022, the balances of notes payable are as follow:

		Origination	Maturity	March 31,	March 31,
Beneficiary(1)	Endorser	date	date	2023	2022
Jiuzhou Pharmacy	HUB	10/18/21	04/18/22	$-	$2,879,656
Jiuzhou Pharmacy	HUB	11/12/21	05/12/22	-	5,891,074
Jiuzhou Pharmacy	HUB	11/23/21	05/23/22	-	378,591
Jiuzhou Pharmacy	HUB	11/29/21	05/29/22	-	901,519
Jiuzhou Pharmacy	HUB	12/14/21	06/14/22	-	865,098
Jiuzhou Pharmacy	HUB	12/24/21	06/24/22	-	1,954,002
Jiuzhou Pharmacy	HUB	12/29/21	06/30/22	-	3,692,661
Jiuzhou Pharmacy	HUB	02/16/22	08/17/22	-	4,141,923
Jiuzhou Pharmacy	HUB	03/17/22	09/17/22	-	5,299,449
Jiuzhou Pharmacy	BOH	03/23/22	09/23/22	-	297,747
Jiuxin Medicine	HUB	10/18/21	04/18/22	-	550,534
Jiuxin Medicine	HUB	12/14/21	06/14/22	-	2,497,906
Jiuxin Medicine	HUB	12/29/21	06/30/22	-	3,050,179
Jiuxin Medicine	HUB	03/17/22	09/17/22	-	1,788,683
Jiuzhou Pharmacy	HUB	10/19/22	04/19/23	3,289,434	-
Jiuzhou Pharmacy	HUB	10/20/22	04/19/23	36,403	-
Jiuzhou Pharmacy	HUB	11/17/22	05/17/23	5,576,213
Jiuzhou Pharmacy	HUB	12/16/22	06/16/23	1,207,565	-
Jiuzhou Pharmacy	HUB	12/26/22	06/27/23	659,883	-
Jiuzhou Pharmacy	HUB	12/28/22	06/29/23	2,654,696	-
Jiuzhou Pharmacy	HUB	01/16/23	07/16/23	346,545	-
Jiuzhou Pharmacy	HUB	02/27/23	08/27/23	3,242,559	-
Jiuzhou Pharmacy	HUB	03/20/23	09/20/23	4,573,664	-
Jiuzhou Pharmacy	HUB	03/23/23	09/23/23	440,391	-
Jiuxin Medicine	HUB	11/17/22	05/17/23	1,303,221	-
Jiuxin Medicine	HUB	12/16/22	06/16/23	3,704,790	-
Jiuxin Medicine	HUB	12/21/22	06/21/23	200,741	-
Jiuxin Medicine	HUB	12/29/22	06/29/23	1,215,854	-
Jiuxin Medicine	HUB	03/20/23	09/20/23	803,817	-
Total				$29,255,776	$34,189,022

(1)	As of March 31, 2023, the Company had $29,255,776 (RMB 200,916,968) of notes payable from HUB. The Company is required to hold restricted cash in the amount of $12,217,616 (RMB 83,905,700 ) with HUB as collateral against these bank notes. Included in the restricted cash is a total of $4,732,366 three-year deposit (RMB32,500,000) deposited into HUB as a collateral for current and future notes payable from HUB. As of March 31, 2022, the Company had $34,189,022 (RMB 216,734,469) of notes payable from HUB and BOH. The Company is required to hold restricted cash in the amount of $16,786,296 (RMB 106,413,368) with HUB and BOH as collateral against these bank notes. Included in the restricted cash is a total of $9,070,402 three-year deposit (RMB57,500,000) deposited into HUB as a collateral for current and future notes payable from HUB.

As of March 31, 2023, the Company had a credit line of approximately $17.33 million in the aggregate from HUB. By putting up a three-year deposit of $4.73 million and the restricted cash of $7.49 million deposited in the banks, the total credit line was $29.55 million. As of March 31, 2023, the Company had approximately $29.26 million of bank notes payable and approximately $0.29 million bank credit line was still available for further borrowing. The bank notes are secured by three shops of Jiuzhou Pharmacy and guaranteed by the Company’s major shareholders.